Hedge accounting (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value hedges | Interest rate risk
Disclosure Of Fair Value Hedge Accounting [Table]
Notional amount	$ 89,525	$ 80,759
Derivative financial assets	0
Derivative financial liabilities	7	12
Changes in fair value of hedging instruments	(1,604)	1,231
Changes in fair value of hedged items	1,602	(1,247)
Hedge ineffectiveness recognized the income statement	(2)	(16)
Fair value hedges | Foreign exchange risk
Disclosure Of Fair Value Hedge Accounting [Table]
Notional amount	27,875	21,555
Derivative financial assets	87	449
Derivative financial liabilities	261	7
Changes in fair value of hedging instruments	(2,139)	(1,735)
Changes in fair value of hedged items	2,181	1,715
Hedge ineffectiveness recognized the income statement	42	(20)
Cash flow hedges | Interest rate risk
Disclosure Of Fair Value Hedge Accounting [Table]
Notional amount	79,573	72,732
Derivative financial assets	12	18
Derivative financial liabilities	1,000
Changes in fair value of hedging instruments	(1,185)	2,213
Changes in fair value of hedged items	990	(2,012)
Hedge ineffectiveness recognized the income statement	(196)	201
Hedges of net investments in foreign operations | Foreign exchange risk
Disclosure Of Fair Value Hedge Accounting [Table]
Notional amount	13,939	13,775
Derivative financial assets	23	3
Derivative financial liabilities	105	194
Changes in fair value of hedging instruments	497	(937)
Changes in fair value of hedged items	(497)	936
Hedge ineffectiveness recognized the income statement	0	(2)
UBS AG | Fair value hedges
Disclosure Of Fair Value Hedge Accounting [Table]
Derivative financial assets	0	1
Derivative financial liabilities	0	(12)
UBS AG | Fair value hedges | Interest rate risk
Disclosure Of Fair Value Hedge Accounting [Table]
Notional amount	89,525	80,759
Derivative financial assets	0
Derivative financial liabilities	7	12
Changes in fair value of hedging instruments	(1,604)	1,231
Changes in fair value of hedged items	1,602	(1,247)
Hedge ineffectiveness recognized the income statement	(2)	(16)
UBS AG | Fair value hedges | Foreign exchange risk
Disclosure Of Fair Value Hedge Accounting [Table]
Notional amount	27,875	21,555
Derivative financial assets	87	449
Derivative financial liabilities	261	7
Changes in fair value of hedging instruments	(2,139)	(1,735)
Changes in fair value of hedged items	2,181	1,715
Hedge ineffectiveness recognized the income statement	42	(20)
UBS AG | Cash flow hedges
Disclosure Of Fair Value Hedge Accounting [Table]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
UBS AG | Cash flow hedges | Interest rate risk
Disclosure Of Fair Value Hedge Accounting [Table]
Notional amount	79,573	72,732
Derivative financial assets	12	18
Derivative financial liabilities	1
Changes in fair value of hedging instruments	(1,185)	2,213
Changes in fair value of hedged items	990	(2,012)
Hedge ineffectiveness recognized the income statement	(196)	201
UBS AG | Hedges of net investments in foreign operations | Foreign exchange risk
Disclosure Of Fair Value Hedge Accounting [Table]
Notional amount	13,761	13,634
Derivative financial assets	23	3
Derivative financial liabilities	103	193
Changes in fair value of hedging instruments	492	(939)
Changes in fair value of hedged items	(491)	938
Hedge ineffectiveness recognized the income statement	$ 0	$ (2)